Average Annual Total Returns (Invesco V.I. Global Real Estate Fund)	12 Months Ended
May 02, 2011
MSCI World Index
Average Annual Total Returns
Label	MSCI World IndexSM
1 Year	11.76%
5 Years	2.43%
10 Years	2.31%
FTSE EPRA/NAREIT Developed Real Estate Index
Average Annual Total Returns
Label	FTSE EPRA/NAREIT Developed Real Estate Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	20.40%
5 Years	2.88%
10 Years	9.82%
Lipper VUF Real Estate Funds Category Average
Average Annual Total Returns
Label	Lipper VUF Real Estate Funds Category Average
1 Year	23.62%
5 Years	2.27%
10 Years	10.02%
Series I shares, Invesco V.I. Global Real Estate Fund
Average Annual Total Returns
Label	Series I shares: Inception (3/31/98)
Inception Date	Mar. 31, 1998
1 Year	17.51%
5 Years	2.88%
10 Years	10.17%